Provisions for other liabilities and charges	6 Months Ended
Jun. 30, 2023
Provisions for other liabilities and charges
Provisions for other liabilities and charges

21.Provisions for other liabilities and charges

Decommissioning and site restoration provision

	June 30,	December 31,
	2023	2022
	$’000	$’000

At January 1	85,016	71,941
Additions through business combinations (note 27)	—	34,419
Increase/(decrease) in provisions	2,520	(24,898)
Payments for tower and tower equipment decommissioning	(15)	(343)
Unwinding of discount	4,581	7,084
Effects of movement in exchange rates	(4,068)	(3,187)
At end of period/year	88,034	85,016
Analysis of total decommissioning and site restoration provisions:
Non‑current	87,739	84,533
Current	295	483
	88,034	85,016

This provision relates to the probable obligation that the Group may incur to dismantle and remove assets from tower sites. The amount recognized initially is the present value of the estimated amount that will be required to decommission and restore the leased sites to their original states, discounted using the risk-free rates of individual operations within the Group, adjusted for risks specific to the cash flows being discounted. The amount provided for each site has been discounted based on the respective lease terms attached to each site.